Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Financial Instruments Disclosure [Text Block]
15.	Financial Instruments and Derivatives

The Company adopted FASB ASC 820 “Fair Value Measurements and Disclosures” to measure its assets and liabilities. The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. Except for the interest rate swap contracts described below, the carrying amounts of financial assets and liabilities, such as cash and cash equivalents, trade receivables, deposits, prepayment and other receivables, other current assets, trade payables, and other current liabilities, approximate at their fair values because of the short maturity of these instruments and market rates of interest.

As a result of the various floating rate bank borrowings being obtained during the period to support the Company's expansion, the Company entered into two interest rate swap contracts with two commercial banks to reduce the exposure to variability in future cash flows attributable to a portion of its borrowings. The Company did not use these derivative financial instruments for speculative or trading purpose, nor did it hold or issue leveraged derivative financial instruments. During the year 2014, the outstanding interest rate swap contracts expired in September, 2014. The provision of the contract provides that the Company will pay the commercial banks a fixed rate of 2.07% p.a. and the commercial bank will pay the Company a variable rate equal to three-month HIBOR, which was 0.40%. The interest rate swap contracts were not designated as a hedging instrument under derivative accounting guidance, and gains and losses from changes in its fair value were therefore included in interest expenses. These interest rate swap contracts are classified as Level 2 in the fair value hierarchy under FASB ASC 820. The fair value of the interest rate swap contracts is arrived at by discounting the present value of the difference between the contractual swap rate and the current market swap rates on December 31, 2013, utilizing the notional amounts and the remaining terms of the swap contracts.

The impact on net income from derivatives activity for the years ended December 31, 2013, 2014 and 2015 are as follows:

	Presentation of
	gain or loss	Year ended	Year ended	Year ended
	recognized on	December 31,	December 31,	December 31,
	derivatives	2013	2014	2015
		HK$	HK$	HK$
Derivatives not designated as hedging instruments
Interest rate swap contracts	Changes in fair value of derivatives included in administrative expenses	42	-	-